SUBSEQUENT EVENT (Details Narrative)	Mar. 08, 2023 USD ($)
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Mimosa And Radisys Corporation [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 60,000,000